Inventories	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventories	7. Inventories

	As of December 31,
(in thousands of $)	2024	2023	2022
Raw materials and consumables	$337,832	$240,836	$126,046
Inventories in process	26,357	47,074	65,016
Finished goods	43,044	22,640	37,291
Total inventories	$407,233	$310,550	$228,353
The cost of inventories, which is recognized under “Cost of sales” in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss, amounted to $168 million for the year ended
December 31, 2024 (compared to $101 million for the year ended December 31, 2023 and $29 million for the year ended
December 31, 2022).
The Company has pre-launch inventory awaiting regulatory approval amounting to $4.5 million as of the current year end.